COHEN & CZARNIK LLP
                                  140 Broadway
                                   36th Floor
                            New York, New York 10005

STEPHEN J. CZARNIK, ESQ.
Direct Dial: (212) 232-8323
Fax:         (212) 937-3870


                                                                   July 21, 2005


VIA EDGAR AND FEDERAL EXPRESS

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:       John Reynolds, Assistant Director
                 Office of Emerging Growth Companies

        RE:      SONOMA COLLEGE, INC.
                 REGISTRATION STATEMENT ON FORM SB-2 (REG. NO. 33-120671)

Ladies and Gentlemen:

           On behalf of Sonoma College, Inc., I am submitting this letter in response to the comment letter of the staff of the Securities and Exchange Commission (the "COMMISSION"), dated July 6, 2005, regarding Sonoma College's registration statement on Form SB-2 (Reg. No. 333-120671), Amendment No. 3, dated May 27, 2005. Amendment No. 4 to the registration statement was transmitted via EDGAR today, July 21, 2005, which includes changes made to the registration statement in response to the staff's comments. I also enclose five
(5) copies of Amendment No. 4 to the registration statement.

           This letter recites below each comment of the Commission numbered in accordance with the comment letter and, following each comment, sets forth our response.

GENERAL

           1. WE NOTE THAT YOUR REGISTRATION STATEMENT REGISTERS THE RESALE OF 10,617,777 SHARES OF COMMON STOCK HELD BY OFFICERS, DIRECTORS AND THEIR AFFILIATES. IT APPEARS THAT THIS OFFERING BY THESE SELLING SHAREHOLDERS IS BEING MADE "BY OR ON BEHALF OF" THE ISSUER. IN ORDER TO CONDUCT THIS TYPE OF OFFERING, YOU MUST BE ELIGIBLE TO USE RULE 415(A)(4) OF REGULATION C. SINCE THE ISSUER DOES NOT QUALIFY TO CONDUCT AN "AT THE MARKET" OFFERING UNDER THAT PROVISION, PLEASE REVISE YOUR REGISTRATION STATEMENT TO PRICE ALL SECURITIES OFFERED IN THIS PROSPECTUS FOR THE DURATION OF THE OFFERING, AND INDICATE THIS SPECIFIC PRICE WHERE APPROPRIATE IN THE PROSPECTUS.

                 The offering by the selling shareholders is not made "by or on behalf of" the issuer. Any proceeds from the sale of shares of the selling shareholders will be received by such selling shareholder and not Sonoma College. There are no agreements between Sonoma College and any of the selling shareholders to fund Sonoma College with the proceeds from such sales. The offering is non discriminatory; an equal percentage of each shareholder's common stock is included within the registration statement. The selling shareholders have each held their shares for a significant amount of time. The selling shareholders are not in the business of underwriting securities. Accordingly, upon considering all of the facts and circumstances of the offering, the selling shareholders are not acting as a conduit for Sonoma College. Thus the offering is not being made "by or on behalf of" the issuer. SEE July 1997 SEC Telephone Interpretations #29.

Mr. John Reynolds, Assistant Director
Securities and Exchange Commission
July 21, 2005
Page 2 of 8


COVER PAGE

2. REVISE TO INDICATE THE DURATION OF THE OFFERING BY THE OFFICERS, DIRECTORS AND AFFILIATES OF THE COMPANY.

                     Please see response to comment number 1.

RISK FACTORS, PAGE 4

           3. IN RISK FACTOR ONE, PLEASE REVISE TO RECONCILE THE RISK FACTOR SUBHEADING WITH THE RISK FACTOR NARRATIVE.

                     We have revised the prospectus accordingly.

           4. ALSO IT MAY BE APPROPRIATE TO COMBINE THE RISK DISCUSSED IN THE SUBHEADING OF RISK FACTOR ONE WITH RISK FACTORS SIX AND SEVEN.

                     We have revised the prospectus to combine the risk discussed in the subheading of risk factor one in the prospectus to more appropriately identify the risk discussed therein.

           5. IN RISK FACTOR FIVE, PLEASE EXPLAIN HOW IT WOULD AFFECT YOUR ENROLLMENT GROWTH.

                     We have revised the prospectus accordingly.

           6. IN RISK FACTOR EIGHT, WE NOTE THE DISCUSSION OF A CHANGE IN CONTROL. IF THE COMPANY HAS ENGAGED IN NEGOTIATIONS OR IS ANTICIPATING A CHANGE IN CONTROL, PLEASE DESCRIBE IN THE DESCRIPTION OF BUSINESS SECTION.

                     The Company is not in negotiations or anticipating a change of control. The risk factor eight discusses a change of control within the company with respect to Title IV programs. We have clarified the language to so indicate.

           7. WE NOTE YOUR STATEMENT IN THE SUBHEADING FOR RISK FACTOR THIRTEEN THAT "OUR FUTURE REVENUE GROWTH COULD BE ADVERSELY AFFECTED." PLEASE REVISE GIVEN THERE IS NO ASSURANCE THAT THE COMPANY WILL HAVE REVENUE GROWTH.

                     We have revised the prospectus accordingly.

           8. PLEASE REVISE YOUR SUBHEADING FOR RISK FACTOR SIXTEEN TO INDICATE THAT THE COMPANY MAY BE UNABLE TO OBTAIN ANY FUNDING AT ALL. ALSO REVISE TO ADDRESS THE RISK TO INVESTORS IN THE SUBHEADING.

                     We have revised the prospectus accordingly.

           9. PLEASE REVISE TO COMBINE YOUR RISK FACTORS "YOU MAY EXPERIENCE DIFFICULTY IN TRADING OUR COMMON STOCK ..." AND "BECAUSE THERE IS NOT NOW AND MAY NEVER BE A PUBLIC MARKET..."

                     We have revised the prospectus to combine the risks factors set forth in your comment.

LEGAL PROCEEDINGS, PAGE 17

           10. PLEASE REVISE TO UPDATE THIS SECTION TO THE LATEST PRACTICABLE DATE.

                    We have revised the prospectus accordingly.

Mr. John Reynolds, Assistant Director
Securities and Exchange Commission
July 21, 2005
Page 3 of 8


           11. IN THIS SECTION OR THE DESCRIPTION OF BUSINESS SECTION, PLEASE DESCRIBE IN MORE DETAIL THE EFFECT THAT THE BREACH BY MR. STALCUP WILL HAVE ON THE COMPANY.

                     We have revised the prospectus accordingly.


SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT, PAGE 20

           12. WE NOTE THAT THE BENEFICIAL OWNERSHIP TABLE INDICATES THAT ADDITIONAL SHARES OR OPTIONS WERE ISSUED TO SOME OF THE NOTED OFFICERS AND
DIRECTORS: 360,000 SHARES TO CHARLES NEWMAN, 360,000 SHARES TO DAVID WEAVER, 400,000 SHARES TO H. JOHN STALCUP, 360,000 SHARES TO JOSEPH KEATS, 10,000 SHARES TO MICHAEL GOLDBERG, AND 10,000 SHARES TO HARRY ROSENTHAL. PLEASE REVISE YOUR SECTION "RECENT SALES OF UNREGISTERED SECURITIES" TO REFLECT THESE ISSUANCES OR ADVISE US WHY THE DISCLOSURE IS NOT REQUIRED.

                     We have revised the prospectus accordingly.

           13. WE NOTE THE NUMBER OF SHARES OWNED BY ALL EXECUTIVE OFFICERS AND DIRECTORS WENT FROM 52,307,634 SHARES TO 35,526,621 SHARES. PLEASE ADVISE US OF THE REASON FOR THE CHANGE IN THE NUMBER OF SHARES HELD BY THE OFFICERS AND DIRECTORS. WE ALSO NOTE THAT THE NUMBER OF PERSONS WENT FROM 7 TO 5 PERSONS IN THE GROUP. IT APPEARS TO US THAT THERE ARE 6 OFFICERS AND DIRECTORS IN THE GROUP.

                     Shares held by officers and directors aggregate 35,526,630. Harvey Newman holds 15,000,000 shares and is not an officer or director and H. John Stalcup holds beneficially 3,281,004 shares and was a former officer and director of the company.

INTERESTS OF NAMED EXPERTS AND COUNSEL, PAGE 22

           14. WE NOTE THAT THE LAW FIRM RECEIVED AN OPTION TO PURCHASE 500,000 SHARES OF COMMON STOCK. PLEASE REVISE YOUR SECTION "RECENT SALES OF UNREGISTERED SECURITIES" TO REFLECT THIS ISSUANCE OR ADVISE US WHY THE DISCLOSURE IS NOT REQUIRED.

                     We have revised the prospectus accordingly.


DESCRIPTION OF BUSINESS, PAGE 22

TUITION FEES, PAGE 36

           15. WE NOTE YOUR RESPONSE TO COMMENT 34. REVISE YOUR DISCUSSION OF TUITION RATE DATA AS OF JUNE 30,2005.

                     We have revised the prospectus accordingly.


MANAGEMENT'S DISCUSSION AND ANALYSIS AND PLAN OF OPERATION, PAGE 42

GENERAL, PAGE 42

           16. WE REPEAT OUR PREVIOUS COMMENT 37. THE INTRODUCTION OR OVERVIEW SHOULD PROVIDE A BALANCED DISCUSSION THAT IDENTIFIES THE MOST IMPORTANT THEMES OR OTHER SIGNIFICANT MATTERS WITH WHICH MANAGEMENT IS CONCERNED PRIMARILY IN EVALUATING THE COMPANY'S FINANCIAL CONDITION AND OPERATING RESULTS. GIVEN THAT IN RECENT PERIODS, THE COMPANY HAS HAD INCREASED EXPENSES AND AN OPERATING LOSS, IT WOULD SEEM THAT THE COMPANY SHOULD PROVIDE INSIGHT INTO THESE TRENDS AND UNCERTAINTIES IN THE SHORT AND LONG TERM AS WELL AS THE ACTIONS MANAGEMENT IS TAKING TO ADDRESS THESE CHALLENGES AND RISKS. PLEASE SEE THE COMMISSION GUIDANCE REGARDING MANAGEMENTS DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF

Mr. John Reynolds, Assistant Director
Securities and Exchange Commission
July 21, 2005
Page 4 of 8


OPERATIONS, RELEASE NOS. 33-8350 (DECEMBER 19, 2003) AT http://www.sec.gov/rules/interp/33-8350.htm.

                     We have added an explanatory paragraph under "General" explaining the trends and uncertainties inherent in our strategy. In order to avoid repetition we have not repeated quantities and percentages and amounts that have been elaborated on in the various sections of "Management's Discussion and Analysis."


RESULTS OF OPERATIONS FOR THE NINE MONTHS AND THREE MONTHS ENDED MARCH 31. 2005 AS COMPARED TO NINE AND THREE MONTHS ENDED MARCH 31, 2004, PAGE 43

           17. ON PAGE 44, WE NOTE THE STATEMENT "[C]ONSEQUENTLY WE HAVE INCURRED SUBSTANTIAL LOSSES FOR THE YEAR ENDED JUNE 30, 2004 ... AND FOR THE NINE MONTHS ENDED MARCH 31, 2005." IN THIS SECTION, PLEASE BRIEFLY EXPLAIN THE REASON FOR THE SUBSTANTIAL LOSSES.

                     We have removed the word consequently and moved this sentence to appear as the first sentence under the Net Loss caption appearing in the "Management's Discussion and Analysis" section. This paragraph includes the requested overall explanation for the net loss.

           18. ON PAGE 44, WE NOTE THE STATEMENT "[W]E ANTICIPATE THAT WE WILL ACHIEVE PROFITABLE OPERATING RESULTS AND POSITIVE CASH FLOW FROM OPERATIONS IN FISCAL 2006, ALTHOUGH THERE CAN BE ASSURANCE OF THIS." IN LIGHT OF THE SIGNIFICANT INCREASE IN EXPENSES, PLEASE PROVIDE A REASONABLE BASIS FOR THE PROMOTIONAL STATEMENT OR REMOVE.

                     While we believe this comment is in the nature of forward looking information, we have removed this comment.

           19. AS PART OF YOUR DISCUSSION ON PAGE 44, WE NOTED YOU DISCLOSED A TOTAL OF $70,000 IN GROSS TUITION REVENUES FROM THE CASA LOMA PROGRAM. AS PART OF YOUR TUITION AND FEE INCOME VARIANCE EXPLANATION, IT WAS DISCLOSED THAT $42,000 IN GROSS TUITION FROM THE CASA LOMA CONSORTIUM PROGRAM CONTRIBUTED TO THE TOTAL TUITION AND FEE INCOME FOR THE NINE MONTH PERIOD ENDED MARCH 31, 2005. PLEASE EXPAND YOUR DISCUSSION TO INCLUDE THE SOURCE OF THE REMAINING $28,000 IN GROSS CONSORTIUM TUITION FEES.

                     We have clarified these explanations and corrected the disclosure with respect to Casa Loma program tuition revenue earned in the nine-month period ended March 31, 2005 to $70,000 instead of $42,000.

           20. PLEASE EXPAND MD&A TO QUANTIFY THE EXPENSES DIRECTLY RELATED TO THE CONSORTIUM PROGRAMS. IN THIS DISCUSSION CLARIFY THE PROGRAMS' OVERALL CONTRIBUTION TO INCOME (LOSS) FROM OPERATIONS.

                     We have added an explanation in this section relating to the expenses directly related or allocable to the consortium programs and its overall contribution to income (loss) from operations.


OPERATING EXPENSES: PAGE 44

INSTRUCTIONAL COSTS, PAGE 44

           21. WE NOTE THE STATEMENT THAT "[W]E HISTORICALLY INCURRED A LOWER RATIO OF INSTRUCTIONAL COSTS FOR PROGRAM REVENUE AS COMPARED TO TUITION REVENUE." PLEASE DESCRIBE WHETHER THE COMPANY CURRENTLY INCURS A LOWER RATIO AND DESCRIBE THE PERIOD WHEN THE COMPANY INCURRED A LOWER RATIO. IT MAY BE MORE HELPFUL TO FOCUS ON THE PERIODS DESCRIBED IN THE HEADING.

Mr. John Reynolds, Assistant Director
Securities and Exchange Commission
July 21, 2005
Page 5 of 8


                     The explanation was expanded to specify that this affected only the 2004 fiscal periods, since program revenue terminated in the year ended June 30, 2004.

GENERAL AND ADMINISTRATION, PAGE 45

           22. PLEASE DESCRIBE THE BAD DEBT EXPENSE IN THE AMOUNT OF $39,000.

                     We have included an explanation of the determination of the allowance for doubtful accounts which resulted in the recording of bad debt expense for the nine months ended March 31, 2005.

           23. WE NOTE THE STATEMENT THAT "[W]ITH INCREASING TUITION AND CONSORTIUM REVENUE WE EXPECT TO REPORT INCREASED CASH FLOW AND NET PROFIT FROM OPERATIONS ALTHOUGH THERE CAN BE NO ASSURANCE OF THIS." IN LIGHT OF THE SIGNIFICANT INCREASE IN EXPENSES, PLEASE PROVIDE A REASONABLE BASIS FOR THE PROMOTIONAL STATEMENT OR REMOVE.

                     We have revised the prospectus accordingly and removed the statement.

LIQUIDITY AND CAPITAL RESOURCES, PAGE 51

           24. WE REPEAT OUR PREVIOUS COMMENT 44. PLEASE DISCUSS WHETHER THE COMPANY WILL HAVE TO RAISE CAPITAL IN THE NEXT 12 MONTHS AND, IF YES, DESCRIBE HOW THE COMPANY WILL RAISE SUCH CAPITAL. ALSO DESCRIBE OTHER SOURCES IN WHICH THE COMPANY MAY USE TO MEET ITS CASH REQUIREMENTS.

                     We have updated the discussion to indicate that amounts received from officers/stockholders was $625,000 as of June 30, 2005. In addition, we have revised the prospectus to include the July 2005 transaction between Wisse Enterprises LLC and Sonoma College wherein Sonoma College entered into a revolving credit line agreement with Wisse Enterprises and executed a promissory note in favor of Wisse in an amount up to $500,000. We also indicated that additional financing could result from additional equity financing and/or lending arrangements.

           25. WE NOTE THE DISCLOSURE THAT THE COMPANY RECEIVED FUNDS PURSUANT TO A $150,000 SHORT TERM NOTE AND THAT THE NOTEHOLDER ALSO RECEIVED A FIVE YEAR WARRANT TO PURCHASE 40,000 SHARES OF COMMON STOCK. PLEASE REVISE YOUR SECTION "RECENT SALES OF UNREGISTERED SECURITIES" TO REFLECT THIS ISSUANCE OR ADVISE US WHY THE DISCLOSURE IS NOT REQUIRED.

                     We have revised the prospectus accordingly to include the short term note and warrant in the "Recent Sales of Unregistered Securities" section.


REPORTS TO SECURITY HOLDERS, PAGE 52

           26. PLEASE REVISE TO REFLECT TO THE NEW ADDRESS OF THE SECURITIES AND EXCHANGE COMMISSION AT 1OO F STREET, N.E., WASHINGTON DC. 20549.

                     We have revised the prospectus accordingly.

EXECUTIVE COMPENSATION, PAGE 57

           27. PLEASE REVISE TO CLARIFY WHETHER ANY COMPENSATION IS BEING EARNED BY OR AWARDED TO THE EXECUTIVE OFFICERS.

                     We have revised the prospectus accordingly to include that only a consulting company owned by Mr. Keats is currently being compensated in the form of consulting fees. This amount has not been paid, but has been accrued within the consolidated financial statements of the Company.

Mr. John Reynolds, Assistant Director
Securities and Exchange Commission
July 21, 2005
Page 6 of 8


           28. PLEASE DESCRIBE ALL COMPENSATION CURRENTLY BEING PAID TO OFFICERS INCLUDING COMPENSATION RECEIVED BY JOSEPH KEATS FROM THE CONSULTING AGREEMENT BETWEEN THE COMPANY AND TECHNOLOGY EXCHANGE, INC.

                    Please see response to comment number 27.

           29. PLEASE BRIEFLY DESCRIBE THE STOCK OPTION PLAN.

                    The Stock Option Plan is described in the section titled "Market for Common Equity and Related Stockholder Matters"; page 54 of the prospectus.

           30. IF APPLICABLE, PLEASE PROVIDE THE INFORMATION REQUIRED BY ITEM 402(c) AND 402(d) OF REGULATION S-B.

                    We have revised the prospectus accordingly to include the information and tables required by Item 402(c) and 402(d) of Regulation S-B.

           31. REVISE TO PROVIDE THE INFORMATION REQUIRED BY ITEM 402(F) OF REGULATION S-B.

                     We have revised the prospectus accordingly to include the information required by Item 402(c) and 402(d) of Regulation S-B. Please see response to comment 27.

FINANCIAL STATEMENTS

FINANCIAL STATEMENTS FOR THE YEARS ENDED JUNE 30, 2004 AND 2003

           32. WE REVIEWED YOUR RESPONSE TO COMMENT 55 INDICATING SCHEDULE A TO THE CASA LOMA AGREEMENT, SIGNED BY BOTH PARTIES, PROVIDES AN EXAMPLE OF THE NET FEE CALCULATION. UPON REVIEW OF EXHIBIT 10.4, SCHEDULE A DID NOT APPEAR TO BE INCLUDED. REVISE TO FILE SCHEDULE A AS PART OF EXHIBIT 10.4.

                     We have revised the prospectus accordingly to include Schedule A to the Casa Loma Agreement as part of Exhibit 10.4.


FINANCIAL STATEMENTS FOR THE PERIOD ENDED MARCH 31, 2005

NOTE 4 -- NOTES PAYABLE, PAGE F-31

           33. YOU ISSUED A $150,000 NOTE WITH A 5-YEAR WARRANT TO PURCHASE 40,000 SHARES OF COMMON STOCK AT $ 1.00 PER SHARE. TELL US SUPPLEMENTALLY HOW YOU ACCOUNTED FOR THE WARRANTS IN THE COMPANY'S FINANCIAL STATEMENTS. EXPLAIN YOUR BASIS FOR THE ACCOUNTING TREATMENT AND HOW YOUR BASIS CONSIDERS THE GUIDANCE IN APB 14 OR OTHER APPLICABLE AUTHORITATIVE GUIDANCE.

                     The fair value of the warrant was determined to be immaterial by applying the Black-Scholes option-pricing model to the warrants issued in connection with the note. The assumptions applied were: 75% volatility, five-year expected life, risk free interest rate of 2.91% and a dividend yield ratio of 0%. This amount was determined to be immaterial for financial reporting purposes. We have added this disclosure to the financial statement footnote.

Mr. John Reynolds, Assistant Director
Securities and Exchange Commission
July 21, 2005
Page 7 of 8

PART II

RECENT SALES OF UNREGISTERED SECURITIES, II-2

           34. FOR THE TRANSACTIONS IN MARCH AND MAY 2005, PLEASE INCLUDE THE SECTION OF THE SECURITIES ACT OR THE RULE OF COMMISSION UNDER WHICH THE COMPANY CLAIMED EXEMPTION FROM REGISTRATION AND FACTS RELIED UPON TO MAKE THE EXEMPTION AVAILABLE. PLEASE SEE ITEM 701(D) OF REGULATION S-B.

                     We have revised the prospectus accordingly to include that the transactions in March, May and July 2005 were exempt from registration pursuant to Section 4(2) of the Securities Act of 1933 based upon, with respect to each transaction, the number of offerees, the number of units offered, and the manner of offering. SEE Doran v. Petroleum Management Corp., 545 F.2d 893 (5th Cir. 1977); SEC v. Ralston Purina Co., 346 U.S. 119 (1953); SEC v. Sunbeam Gold Mines Co., 95 F.2d 699 (9th Cir. 1938).


           35. WE NOTE YOUR RESPONSE TO OUR PREVIOUS COMMENT 63 AND REISSUE THE COMMENT. THE FILING OF A COMPANY'S OFFERING STATEMENT ON NOVEMBER 22, 2004 CONSTITUTES A GENERAL SOLICITATION OF THE COMPANY'S SECURITIES. WE NOTE THE SUBSEQUENT SECURITIES TRANSACTIONS BY THE COMPANY AFTER THE FILING OF THE REGISTRATION STATEMENT. PROVIDE US WITH LEGAL AND FACTUAL BASIS UNDERLYING THE EXEMPTION FROM REGISTRATION CLAIMED FOR THE ISSUANCE OF THESE SECURITIES. WE MAY HAVE FURTHER COMMENT.

                     We have revised the prospectus accordingly to include that each transaction following November 22, 2004 was exempt from registration pursuant to Section 4(2) of the Securities Act of 1933 based upon, with respect to each transaction, the number of offerees, the number of units offered, and the manner of offering. SEE Doran v. Petroleum Management Corp., 545 F.2d 893 (5th Cir. 1977); SEC v. Ralston Purina Co., 346 U.S. 119 (1953); SEC v. Sunbeam Gold Mines Co., 95 F.2d 699 (9th Cir. 1938).

EXHIBITS

           36. WE NOTE YOUR RESPONSE TO COMMENT 33. REVISE TO FILE EXHIBIT A TO THE CONSULTING AGREEMENT FILED AS EXHIBIT 10.12.

                     We have revised the prospectus accordingly to include Appendix I to the Consulting Agreement as part of Exhibit A which is the only exhibit or schedule to the agreement.

LEGALITY OPINION

           37. WE NOTE YOUR STATEMENT THAT "THIS OPINION MAY NOT BE RELIED UPON OR FURNISHED TO ANY OTHER PERSON EXCEPT THE ADDRESSEE HEREOF WITHOUT THE EXPRESS WRITTEN CONSENT OF THIS FIRM." THIS LIMITATION IN THE FIFTH PARAGRAPH OF THE COHEN & CZARNIK LLP OPINION IS INAPPROPRIATE, INVESTORS SHOULD BE ABLE TO RELY ON THE OPINION- PLEASE FILE A REVISED OPINION WITHOUT THIS LIMITATION.

                     We have revised the legal opinion accordingly.

Mr. John Reynolds, Assistant Director
Securities and Exchange Commission
July 21, 2005
Page 8 of 8


           We would very much appreciate your prompt review of Amendment No. 4 and our responses to your comment letter. We will inquire via telephone with respect to a request for acceleration pursuant to Rules 460 and 461. If you have any comment or questions about the foregoing, please contact me at (212) 232-8323 or Jan P. Cohen of this office at (212) 232-8325. I thank you for your attention to this matter.




                                                    With kind regards,






cc:         Mr. Charles D. Newman, President
            Sonoma College, Inc.
            1304 South Point Blvd., Suite 280
            Petaluma, CA 94954